Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000211588 | Equity Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211588 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211588 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211588 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211588 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211588 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211588 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211588 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | Apogee Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211588 | Goodyear Tire & Rubber Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000211588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000211588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000211588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211588 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000211588 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211588 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211588 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211588 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211587 | Equity Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211587 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211587 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211587 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211587 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211587 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211587 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211587 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | Apogee Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211587 | Goodyear Tire & Rubber Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000211587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000211587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000211587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211587 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000211587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211587 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211587 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211587 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134695 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134695 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134695 | Hamilton Lane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134695 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134695 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134695 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000134695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000134695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000134695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000134695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000134695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134695 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
C000134695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134695 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134695 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134696 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134696 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134696 | Hamilton Lane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134696 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134696 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134696 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000134696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000134696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000134696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000134696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000134696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134696 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.80%
C000134696 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134696 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134696 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000216810 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216810 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216810 | CACI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216810 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000216810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000216810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000216810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000216810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000216810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216810 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000216810 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216810 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216811 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216811 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216811 | CACI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216811 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000216811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000216811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000216811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000216811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000216811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216811 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000216811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216811 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211581 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211581 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211581 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211581 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211581 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211581 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211581 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211581 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000211581 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000211581 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211581 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211581 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000211581 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000211581 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211581 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211581 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211581 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211581 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000211581 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211581 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211581 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211581 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211582 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211582 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211582 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211582 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211582 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211582 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211582 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211582 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000211582 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000211582 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211582 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211582 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000211582 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000211582 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211582 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211582 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211582 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211582 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000211582 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211582 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211582 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211582 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211583 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000211583 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211583 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211583 | Hon Hai Precision Industry Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211583 | Largan Precision Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211583 | Bank of China, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211583 | United Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211583 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211583 | CTBC Financial Holding Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211583 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211583 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000211583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000211583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000211583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211583 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211583 | China
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000211583 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000211583 | India
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000211583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211583 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211583 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211583 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211583 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211583 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211584 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000211584 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211584 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211584 | Hon Hai Precision Industry Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211584 | Largan Precision Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211584 | Bank of China, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211584 | United Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211584 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211584 | CTBC Financial Holding Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211584 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211584 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000211584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000211584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000211584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211584 | China
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000211584 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000211584 | India
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000211584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211584 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211584 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211584 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211584 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211584 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211585 | Sydbank A/S
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | BPER Banca
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | Marks & Spencer Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | SANKYO Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | Betsson A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | Codan, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | Deutz A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | Koninklijke BAM Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | NRW Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000211585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000211585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000211585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000211585 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211585 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211585 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211585 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211585 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211585 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211585 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211586 | Sydbank A/S
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | BPER Banca
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | Marks & Spencer Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | SANKYO Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | Betsson A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | Codan, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | Deutz A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | Koninklijke BAM Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | NRW Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000211586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000211586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000211586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000211586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211586 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211586 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211586 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211586 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211586 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211586 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211586 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246766 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246766 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246766 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246766 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246766 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246766 | Volvo A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | KDDI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | MS&AD Insurance Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | Honda Motor Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246766 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000246766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000246766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000246766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000246766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246766 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246766 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000246766 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246766 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246766 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246766 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246766 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246765 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246765 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246765 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246765 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | Volvo A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | KDDI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | MS&AD Insurance Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | Honda Motor Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246765 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000246765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000246765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000246765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000246765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246765 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246765 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246765 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246765 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000246765 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246765 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246765 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246765 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246765 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246765 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018316 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018316 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018316 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018316 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018316 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018316 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018316 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000018316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000018316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018316 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000018316 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018316 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018316 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018316 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018316 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018316 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018316 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018316 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018316 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052675 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000052675 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052675 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052675 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052675 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052675 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052675 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000052675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000052675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000052675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000052675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000052675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052675 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000052675 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000052675 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052675 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052675 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052675 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052675 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052675 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052675 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052675 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206635 | Georgia Power Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206635 | Pacific Gas & Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206635 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206635 | Boardwalk Pipelines LP
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206635 | HCA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206635 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206635 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206635 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206635 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206635 | Tyco Electronics Group S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206635 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000206635 | Utility
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000206635 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000206635 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206635 | Finance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206635 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206636 | Georgia Power Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206636 | Pacific Gas & Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206636 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206636 | Boardwalk Pipelines LP
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206636 | HCA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206636 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206636 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206636 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206636 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206636 | Tyco Electronics Group S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206636 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000206636 | Utility
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000206636 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000206636 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206636 | Finance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206636 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018311 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018311 | Virginia Small Business Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018311 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018311 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018311 | Tennessee Gas Pipeline Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018311 | IIP Operating Partnership LP
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018311 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018311 | Oglethorpe Power Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018311 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018311 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000018311 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000018311 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018311 | Finance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018311 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018311 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000018311 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000052673 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052673 | Virginia Small Business Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052673 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052673 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052673 | Tennessee Gas Pipeline Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052673 | IIP Operating Partnership LP
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052673 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000052673 | Oglethorpe Power Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000052673 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000052673 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000052673 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000052673 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000052673 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000052673 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052673 | Finance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000052673 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052673 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000052673 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018320 | IIP Operating Partnership LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018320 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018320 | Cedar Fair LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018320 | Lamar Media Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018320 | Provident Funding Associates LP/PFG Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018320 | Vista Outdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018320 | Summit Materials LLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018320 | Range Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018320 | Outfront Media Capital LLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018320 | Apache Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018320 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000018320 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018320 | Finance
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000052678 | IIP Operating Partnership LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052678 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052678 | Cedar Fair LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052678 | Lamar Media Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052678 | Provident Funding Associates LP/PFG Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052678 | Vista Outdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052678 | Summit Materials LLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052678 | Range Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052678 | Outfront Media Capital LLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052678 | Apache Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052678 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000052678 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000052678 | Finance
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000176020 | Virginia Small Business Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176020 | City of Whiting Indiana Environmental Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176020 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176020 | IPMI 3 LLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176020 | Texas Department of Housing & Community Affairs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176020 | Burke County Georgia Development Authority Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176020 | Indiana Finance Authority Environmental Refunding
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176020 | Southern California Public Power Authority No. 1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176020 | Public Finance Authority Taxable Educational Facilities Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176020 | Long Island Power Authority
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176020 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176020 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176020 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000176020 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000176020 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176020 | Local
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176020 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176020 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176021 | Virginia Small Business Financing Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176021 | City of Whiting Indiana Environmental Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176021 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176021 | IPMI 3 LLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176021 | Texas Department of Housing & Community Affairs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176021 | Burke County Georgia Development Authority Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176021 | Indiana Finance Authority Environmental Refunding
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176021 | Southern California Public Power Authority No. 1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176021 | Public Finance Authority Taxable Educational Facilities Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176021 | Long Island Power Authority
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176021 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176021 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000176021 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000176021 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176021 | Local
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176021 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176021 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018312 | Colorado Housing & Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018312 | Colorado Health Facilities Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018312 | Colorado Educational & Cultural Facilities Authority
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018312 | City of Colorado Springs Colorado Utilities System
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018312 | Denver Colorado City & County Airport System
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018312 | Rampart Range Colorado Metropolitan District No. 1, AGM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018312 | Board of Trustees of the Colorado School of Mines, AGM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018312 | University of Colorado Hospital Authority
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018312 | Berthoud Colorado COP
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018312 | Gunnison Watershed Colorado School District No. RE-1J COP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018312 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000018312 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018312 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018312 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018312 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018312 | Escrow to Maturity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169263 | Colorado Housing & Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169263 | Colorado Health Facilities Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169263 | Colorado Educational & Cultural Facilities Authority
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169263 | City of Colorado Springs Colorado Utilities System
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169263 | Denver Colorado City & County Airport System
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169263 | Rampart Range Colorado Metropolitan District No. 1, AGM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169263 | Board of Trustees of the Colorado School of Mines, AGM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169263 | University of Colorado Hospital Authority
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169263 | Berthoud Colorado COP
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169263 | Gunnison Watershed Colorado School District No. RE-1J COP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169263 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000169263 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000169263 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169263 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169263 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000169263 | Escrow to Maturity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244704 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244704 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244704 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244704 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244704 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244704 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244704 | Ares Management Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244704 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244704 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244704 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000244704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000244704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244704 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000244704 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244699 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244699 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244699 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244699 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244699 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244699 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244699 | Automatic Data Processing, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244699 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244699 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244699 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244699 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000244699 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000244699 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244699 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244699 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244699 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000244699 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244699 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244699 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000244699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243104 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243104 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243104 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243104 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000243104 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243104 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243104 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243104 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243104 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000243104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000243104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000243104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243104 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000243104 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243104 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243104 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%